INCOME TAXES - Income (loss) before income taxes and share of losses in equity method investments (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAXES
Mainland China	¥ 351,791,690	$ 49,548,823	¥ (301,862,814)	¥ 198,215,455
Others	28,580,168	4,025,431	(202,301,240)	(2,739,212)
Total	¥ 380,371,858	$ 53,574,254	¥ (504,164,054)	¥ 195,476,243